Divestiture Related Activities Divestiture Related Activities (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following is the reconciliation of the major classes of assets and liabilities classified as held for sale.

	December 31, 2013	December 31, 2012
	($ in thousands)
Assets held-for-sale
Accounts Receivable	$128,713	$107,423
Property, plant and equipment	1,004,317	985,422
Intangible assets	102,352	108,051
Other current assets	5,663	19,495
Other long-term assets	18,337	23,211
Total assets held-for-sale	$1,259,382	$1,243,602

Liabilities held-for-sale
Long-term debt	$494,582	$493,986
Accounts payable and accrued liabilities	119,966	98,630
Other current liabilities	9,471	3,762
Other long-term liabilities	13,719	12,721
Total liabilities held-for-sale	$637,738	$609,099

The following table represents the reconciliation of major classes of line items classified as discontinued operations for the years ended December 31, 2013, 2012 and 2011:

	Midstream Business	Wildhorse System	Minerals Business
	($ in thousands)
Year Ended December 31, 2013:
Class of statement of operations line item of discontinued operations:
Revenues	$997,907	$—	$—
Cost of natural gas, natural gas liquids, condensate and helium	790,618	—	—
Operations, maintenance and taxes other than income	101,121	—	—
General and administrative	28,083	—	—
Depreciation, amortization and impairment	77,726	—	—
Interest expense	(49,973)	—	—
Other income	287	—	—
Loss from discontinued operations before taxes	(49,327)	—	—
Income tax expense	481	—	—
Discontinued operations, net of tax	$(49,808)	$—	$—
Year Ended December 31, 2012:
Class of statement of operations line item of discontinued operations:
Revenues	$752,644	$—	$—
Cost of natural gas, natural gas liquids, condensate and helium	532,719	—	—
Operations, maintenance and taxes other than income	82,526	—	—
General and administrative	19,004	—	—
Depreciation, amortization and impairment	202,249	—	—
Interest expense	(35,202)	—	—
Other expense	(10)	—	—
Loss from discontinued operations before taxes	(119,066)	—	—
Income tax expense (benefit)	(610)	—	—
Discontinued operations, net of tax	$(118,456)	$—	$—
Year Ended December 31, 2011:
Class of statement of operations line item of discontinued operations:
Revenues (a)	$818,329	$6,859	$456
Cost of natural gas, natural gas liquids, condensate and helium	633,184	5,474	—
Operations, maintenance and taxes other than income	64,473	772	—
General and administrative	12,473	—	—
Depreciation, amortization and impairment	69,262	65	—
Interest expense	(18,777)	—	—
Other expense	(35)	—	—
Income from discontinued operations before taxes	20,125	548	456
Loss from the sale	—	(718)	—
Income tax expense (benefit)	918	10	—
Discontinued operations, net of tax	$19,207	$(180)	$456
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(a)
During the year ended December 31, 2011, the Partnership received payments related to pre-effective date operations from its Minerals Business and recorded this amount as part of discontinued operations for the period.